Employee benefits - Summary of Changes in the Defined Benefit Obligations Impact of Minimum Funding Requirement and Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 59,022
Remeasurements:
Ending balance of the fiscal year	(31,021)	¥ 59,022
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	83,836
Remeasurements:
Ending balance of the fiscal year	61,826	83,836
Effect of asset ceiling [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	10,147	9,837
Interest income	0	139
Remeasurements:
Change in asset ceiling excluding interest income	0	171
Impact from loss of control of the Financial Services business	(10,147)
Ending balance of the fiscal year	0	10,147
Effect of asset ceiling [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	3,225	3,457
Interest income	178	174
Remeasurements:
Change in asset ceiling excluding interest income	(387)	(436)
Translation adjustments	303	30
Ending balance of the fiscal year	¥ 3,319	¥ 3,225